FINANCIAL INSTRUMENTS - Narrative (Details) liquefiedNaturalGasTon in Thousands	Dec. 31, 2024 liquefiedNaturalGasTon	Aug. 03, 2024 liquefiedNaturalGasTon	Aug. 02, 2024 liquefiedNaturalGasTon	Dec. 31, 2023 liquefiedNaturalGasTon	Dec. 31, 2020 $ / barrel	Dec. 31, 2018 liquefiedNaturalGasTon $ / barrel
Derivative [Line Items]
Tons of liquefied natural gas, capacity		2,400	2,450
Oil
Derivative [Line Items]
Derivative, floor price (in usd/barrel) | $ / barrel						60.00
Tons of liquefied natural gas						1,200
Tons of liquefied natural gas, capacity	1,400			1,440
Tons of liquefied natural gas linked to TTF index	200			220
Energy related derivative
Derivative [Line Items]
Derivative, floor price (in usd/barrel) | $ / barrel					60.00